Share-based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2016 shares	Aug. 31, 2015 shares	Dec. 31, 2014 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥						¥ 16,252
Recognition period for unrecognized compensation cost						1 year 6 months 18 days	1 year 6 months 18 days
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense other than options | ¥						¥ 1,030
Recognition period for unrecognized compensation cost						1 year 4 months 6 days	1 year 4 months 6 days
Total fair value of share options vested						¥ 161	$ 25	¥ 610		¥ 1,470
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares authorized						11,500,000
Number of additional shares authorized					18,375,140
Number of equal monthly installments for remaining vest | item						36	36
Share-based compensation expense recognized if an exercisable event occurred						¥ 20,464	$ 3,136	¥ 61,736		68,738
Granted (in shares)								2,342,913
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					18,375,140
2008 Plan [Member] | Cost of revenue
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred						1,044	160	¥ 4,006		1,483
2008 Plan [Member] | Research and product development
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred						4,349	667	12,057		9,124
2008 Plan [Member] | Sales and marketing
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred						1,099	168	3,321		1,305
2008 Plan [Member] | General and administrative
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred						13,972	2,141	42,352		56,826
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in dollars per share) | $ / shares											$ 1.28
Granted (in dollars per share) | $ / shares									$ 1.50
Total intrinsic value of options exercised						2,290	351	6,857		11,026
Total fair value of share options vested						¥ 25,038	$ 3,837	¥ 25,461		¥ 73,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						19,299,717		19,872,396	19,872,396
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Contractual term						10 years	10 years
Vesting period						4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances						1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares						5.00%	5.00%
Initial Ordinary Shares				5,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number						74,406
2014 Plan [Member] | Class A ordinary shares
Share-based Compensation Expenses [Line Items]
Maximum number of shares authorized	41,964,263	41,964,263	41,964,263
Number of additional shares authorized	36,464,263	36,464,263	36,464,263
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	36,464,263	36,464,263	36,464,263